THE MANAGERS FUNDS

MANAGERS SPECIAL EQUITY FUND

Supplement dated September 15, 2008

to the Prospectus dated April 1, 2008 (as supplemented May 16, 2008)

The following information supplements and supersedes any information to the contrary relating to Managers Special Equity Fund (the “Fund”), a series of The Managers Funds (the “Trust”), contained in the Fund’s Prospectus dated April 1, 2008, as supplemented May 16, 2008 (the “Prospectus”).

At a meeting held on September 11-12, 2008, the Trust’s Board of Trustees approved the termination of each of the subadvisory agreements with respect to the Fund between the Fund’s investment manager, Managers Investment Group LLC (“Managers”), and each of Veredus Asset Management LLC (“Veredus”) and Donald Smith & Co., Inc. (“Donald Smith”). The Trust’s Board of Trustees also approved the appointment of Ranger Investment Management, L.P. (“Ranger”) and Federated MDTA LLC (“MDT”) as new subadvisors (each a “Subadvisor,” and collectively the “Subadvisors”) to the Fund effective September 15, 2008. Therefore, effective September 15, 2008, Veredus and Donald Smith will no longer be subadvisors to the Fund, and all references to the Subadvisors to the Fund shall now refer to Lord, Abbett, & Co., LLC (“Lord Abbett”), Skyline Asset Management, L.P. (“Skyline”), Smith Asset Management Group, LP (“Smith Group”), Westport Asset Management Inc. (“Westport”), Ranger and MDT. Ranger and MDT each manage their portion of the Fund’s portfolio using a small-cap growth strategy.

With respect to the Fund, Managers is responsible for managing and transferring assets formerly managed by Veredus and Donald Smith to Ranger and MDT. Managers has employed a transition manager to assist with the transfer of assets. Until the assets formerly managed by Veredus and Donald Smith are transferred or sold, they remain invested in securities selected by Veredus and Donald Smith. Keitha L. Kinne is primarily responsible for overseeing the transition manager on behalf of Managers. Ms. Kinne is a Managing Partner and Chief Operating Officer of Managers and has held those positions since 2007, and has been the Chief Investment Officer of Managers since 2008. Previously, she served as Managing Director at Legg Mason & Co., LLC during 2006 and 2007, served as Managing Director at Citigroup Asset Management from 2004 to 2006, and also served as Senior Vice President of Prudential Investments from 1999 to 2004.

Effective September 15, 2008, the Prospectus is hereby amended as follows:

All references to Veredus and Donald Smith shall be deleted and all references to the Subadvisors to the Fund shall now refer to Lord Abbett, Skyline, Smith Group, Westport, Ranger and MDT. Additionally, under “Summary of the Fund-Managers Special Equity Fund” on page two of the Prospectus, the section titled “Principal Investment Strategies” is hereby deleted and replaced with the following:

PRINCIPAL INVESTMENT STRATEGIES

The Fund’s assets are currently allocated among six Subadvisors, each of which acts independently of the others and uses its own methodology to select portfolio investments. Specifically:

•

Two Subadvisors utilize a value approach to investing whereby they seek to identify companies whose improving businesses are for some reason not being fully recognized by others and that are thus selling at valuations less than expected.

•

The other four Subadvisors utilize a growth approach to investing whereby three of the four Subadvisors seek to identify companies that are exhibiting rapid growth in their businesses and one Subadvisor seeks to identify companies that possess better than average long-term growth rates combined with several other fundamental characteristics.

•	Five of the six Subadvisors examine the underlying businesses, financial statements, competitive environment and company management in order to assess the future profitability of each company.

•

One Subadvisor utilizes a quantitative investment approach to evaluate each company based on six fundamental characteristics: earnings estimate momentum, long-term growth rate, earnings risk, tangible book to price ratio, earnings to price ratio, and share buyback or issuance.

•	A Subadvisor may sell a stock if it believes that the future profitability of a company does not support the current stock price.

With the combination of the above strategies, the Fund expects to generate returns from capital appreciation due to earnings growth along with improvements in the valuations of the stocks such as, among other things, increases in the price to earnings ratio.

Furthermore, under “Summary of the Fund-Fund Management” on page seven of the Prospectus, the seventh and ninth paragraphs are hereby deleted and replaced with the following paragraphs, respectively:

Ranger Investment Management, L.P. (“Ranger”) has managed a portion of the Fund since September 2008. Ranger is located at 300 Crescent Court, Suite 1100, Dallas, Texas 75201. As of June 30, 2008, Ranger had assets under management of approximately $791 million. W. Conrad Doenges is primarily responsible for the day-to-day management of the portion of the Fund managed by Ranger. Mr. Doenges has been a portfolio manager with Ranger since 2004 and has over twenty years of experience in the investment management industry. Prior to joining Ranger, Mr. Doenges was a Partner, Managing Director and Co-Chief Investment Officer at John McStay Investment Counsel from 1998-2004.

Federated MDTA LLC (“MDT”) has managed a portion of the Fund since September 2008. MDT, located at 125 High Street, 21st Floor, Boston, Massachusetts 02110, was founded in 1988. As of June 30, 2008, MDT had assets under management of approximately $8.5 billion. Daniel J. Mahr, CFA and David M. Goldsmith, Ph.D. are the lead portfolio managers jointly and primarily responsible for the day-to-day management of the portion of the Fund managed by MDT. Mr. Mahr and Mr. Goldsmith are assisted by Frederick L. Konopka, CFA, Brian M. Greenberg and Douglas K. Thunen, each of whom also serves as a portfolio manager for the Fund. In managing their portion of the Fund, the portfolio managers employ the Optimum Q Process computer model, a proprietary, quantitative computer model that drives investment selection and is designed, developed, enhanced and implemented by the portfolio managers (the “Investment Team”). Daniel J. Mahr joined the Investment Team in 2002. He is responsible for managing the Investment Team as it relates to the ongoing design, development, periodic enhancement and implementation of the Optimum Q Process. Mr. Mahr received his A.B. in Computer Science from Harvard College and his S.M. in Computer Science from Harvard University. David M. Goldsmith joined the Investment Team in 1990. Dr. Goldsmith received an A.B., Summa Cum Laude, in Economics from Princeton University and a Ph.D. in Economics with a concentration in Finance from Harvard University. Dr. Goldsmith functions as a transitional manager of the Investment Team in anticipation of his retirement on December 31, 2008. Frederick L. Konopka joined the Investment Team in 1997. As a Group Leader, he is responsible for ongoing evaluation and improvement of the research processes and software development for the Optimum Q Process focused on trading impact evaluation and implementation. Mr. Konopka received his A.B. in Mathematics from Dartmouth College and his M.S., with a Concentration in Information Technology and Finance, from MIT Sloan School of Management. Brian M. Greenberg joined the Investment Team in 2004. As a Group Leader, he is jointly responsible for ongoing evaluation and periodic enhancement of the research processes and software development for the Optimum Q Process, including design and code reviews. Prior to joining MDT and the Investment Team, he received his A.B. in Computer Science from Harvard College and his S.M. in Computer Science from Harvard University. Douglas K. Thunen joined the Investment Team in 2004. As a Group Leader, he is jointly responsible for the ongoing evaluation and periodic enhancement of research processes and software development for the Optimum Q Process, including design and code reviews. Prior to joining MDT and the Investment Team, he earned his B.A., Magna Cum Laude, in Computer Science from Williams College and his M.Eng. in Computer Science from Princeton University.

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THE MANAGERS FUNDS

MANAGERS SPECIAL EQUITY FUND

Supplement dated September 15, 2008

to the Prospectus dated April 1, 2008 (as supplemented May 16, 2008)

The following information supplements and supersedes any information to the contrary relating to Managers Special Equity Fund (the “Fund”), a series of The Managers Funds (the “Trust”), contained in the Fund’s Prospectus dated April 1, 2008, as supplemented May 16, 2008 (the “Prospectus”).

At a meeting held on September 11-12, 2008, the Trust’s Board of Trustees approved the termination of each of the subadvisory agreements with respect to the Fund between the Fund’s investment manager, Managers Investment Group LLC (“Managers”), and each of Veredus Asset Management LLC (“Veredus”) and Donald Smith & Co., Inc. (“Donald Smith”). The Trust’s Board of Trustees also approved the appointment of Ranger Investment Management, L.P. (“Ranger”) and Federated MDTA LLC (“MDT”) as new subadvisors (each a “Subadvisor,” and collectively the “Subadvisors”) to the Fund effective September 15, 2008. Therefore, effective September 15, 2008, Veredus and Donald Smith will no longer be subadvisors to the Fund, and all references to the Subadvisors to the Fund shall now refer to Lord, Abbett, & Co., LLC (“Lord Abbett”), Skyline Asset Management, L.P. (“Skyline”), Smith Asset Management Group, LP (“Smith Group”), Westport Asset Management Inc. (“Westport”), Ranger and MDT. Ranger and MDT each manage their portion of the Fund’s portfolio using a small-cap growth strategy.

With respect to the Fund, Managers is responsible for managing and transferring assets formerly managed by Veredus and Donald Smith to Ranger and MDT. Managers has employed a transition manager to assist with the transfer of assets. Until the assets formerly managed by Veredus and Donald Smith are transferred or sold, they remain invested in securities selected by Veredus and Donald Smith. Keitha L. Kinne is primarily responsible for overseeing the transition manager on behalf of Managers. Ms. Kinne is a Managing Partner and Chief Operating Officer of Managers and has held those positions since 2007, and has been the Chief Investment Officer of Managers since 2008. Previously, she served as Managing Director at Legg Mason & Co., LLC during 2006 and 2007, served as Managing Director at Citigroup Asset Management from 2004 to 2006, and also served as Senior Vice President of Prudential Investments from 1999 to 2004.

Effective September 15, 2008, the Prospectus is hereby amended as follows:

All references to Veredus and Donald Smith shall be deleted and all references to the Subadvisors to the Fund shall now refer to Lord Abbett, Skyline, Smith Group, Westport, Ranger and MDT. Additionally, under “Summary of the Funds-Managers Special Equity Fund” on page sixteen of the Prospectus, the section titled “Principal Investment Strategies” is hereby deleted and replaced with the following:

PRINCIPAL INVESTMENT STRATEGIES

The Fund’s assets are currently allocated among six Subadvisors, each of which acts independently of the others and uses its own methodology to select portfolio investments. Specifically:

•

Two Subadvisors utilize a value approach to investing whereby they seek to identify companies whose improving businesses are for some reason not being fully recognized by others and that are thus selling at valuations less than expected.

•

The other four Subadvisors utilize a growth approach to investing whereby three of the four Subadvisors seek to identify companies that are exhibiting rapid growth in their businesses and one Subadvisor seeks to identify companies that possess better than average long-term growth rates combined with several other fundamental characteristics.

•	Five of the six Subadvisors examine the underlying businesses, financial statements, competitive environment and company management in order to assess the future profitability of each company.

•

One Subadvisor utilizes a quantitative investment approach to evaluate each company based on six fundamental characteristics: earnings estimate momentum, long-term growth rate, earnings risk, tangible book to price ratio, earnings to price ratio, and share buyback or issuance.

•	A Subadvisor may sell a stock if it believes that the future profitability of a company does not support the current stock price.

With the combination of the above strategies, the Fund expects to generate returns from capital appreciation due to earnings growth along with improvements in the valuations of the stocks such as, among other things, increases in the price to earnings ratio.

Furthermore, under “Summary of the Funds-Fund Management,” the section titled “Managers Special Equity Fund” on page forty-four of the Prospectus, the first, second and seventh paragraphs are hereby deleted and replaced with the following paragraphs, respectively:

MANAGERS SPECIAL EQUITY FUND

Ranger Investment Management, L.P. (“Ranger”), Lord, Abbett, & Co., LLC (“Lord Abbett”), Skyline Asset Management, L.P. (“Skyline”), Smith Asset Management Group, LP (“Smith Group”), Federated MDTA LLC (“MDT”) and Westport Asset Management, Inc. (“Westport”) each manage a portion of the Fund.

Ranger has managed a portion of the Fund since September 2008. Ranger is located at 300 Crescent Court, Suite 1100, Dallas, Texas 75201. As of June 30, 2008, Ranger had assets under management of approximately $791 million. W. Conrad Doenges is primarily responsible for the day-to-day management of the portion of the Fund managed by Ranger. Mr. Doenges has been a portfolio manager with Ranger since 2004 and has over twenty years of experience in the investment management industry. Prior to joining Ranger, Mr. Doenges was a Partner, Managing Director and Co-Chief Investment Officer at John McStay Investment Counsel from 1998-2004.

MDT has managed a portion of the Fund since September 2008. MDT, located at 125 High Street, 21st Floor, Boston, Massachusetts 02110, was founded in 1988. As of June 30, 2008, MDT had assets under management of approximately $8.5 billion. Daniel J. Mahr, CFA and David M. Goldsmith, Ph.D. are the lead portfolio managers jointly and primarily responsible for the day-to-day management of the portion of the Fund managed by MDT. Mr. Mahr and Mr. Goldsmith are assisted by Frederick L. Konopka, CFA, Brian M. Greenberg and Douglas K. Thunen, each of whom also serves as a portfolio manager for the Fund. In managing their portion of the Fund, the portfolio managers employ the Optimum Q Process computer model, a proprietary, quantitative computer model that drives investment selection and is designed, developed, enhanced and implemented by the portfolio managers (the “Investment Team”). Daniel J. Mahr joined the Investment Team in 2002. He is responsible for managing the Investment Team as it relates to the ongoing design, development, periodic enhancement and implementation of the Optimum Q Process. Mr. Mahr received his A.B. in Computer Science from Harvard College and his S.M. in Computer Science from Harvard University. David M. Goldsmith joined the Investment Team in 1990. Dr. Goldsmith received an A.B., Summa Cum Laude, in Economics from Princeton University and a Ph.D. in Economics with a concentration in Finance from Harvard University. Dr. Goldsmith functions as a transitional manager of the Investment Team in anticipation of his retirement on December 31, 2008. Frederick L. Konopka joined the Investment Team in 1997. As a Group Leader, he is responsible for ongoing evaluation and improvement of the research processes and software development for the Optimum Q Process focused on trading impact evaluation and implementation. Mr. Konopka received his A.B. in Mathematics from Dartmouth College and his M.S., with a Concentration in Information Technology and Finance, from MIT Sloan School of Management. Brian M. Greenberg joined the Investment Team in 2004. As a Group Leader, he is jointly responsible for ongoing evaluation and periodic enhancement of the research processes and software development for the Optimum Q Process, including design and code reviews. Prior to joining MDT and the Investment Team, he received his A.B. in Computer Science from Harvard College and his S.M. in Computer Science from Harvard University. Douglas K. Thunen joined the Investment Team in 2004. As a Group Leader, he is jointly responsible for the ongoing evaluation and periodic enhancement of research processes and software development for the Optimum Q Process, including design and code reviews. Prior to joining MDT and the Investment Team, he earned his B.A., Magna Cum Laude, in Computer Science from Williams College and his M.Eng. in Computer Science from Princeton University.

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THE MANAGERS FUNDS

MANAGERS SPECIAL EQUITY FUND

Supplement dated September 15, 2008

to the Statement of Additional Information dated April 1, 2008

The following information supplements and supersedes any information to the contrary relating to Managers Special Equity Fund (the “Fund”), a series of The Managers Funds (the “Trust”), contained in the Fund’s Statement of Additional Information dated April 1, 2008 (the “SAI”).

At a meeting held on September 11-12, 2008, the Trust’s Board of Trustees approved the termination of each of the subadvisory agreements with respect to the Fund between the Fund’s investment manager, Managers Investment Group LLC (“Managers”), and each of Veredus Asset Management LLC (“Veredus”) and Donald Smith & Co., Inc. (“Donald Smith”). The Trust’s Board of Trustees also approved the appointment of Ranger Investment Management, L.P. (“Ranger”) and Federated MDTA LLC (“MDT”) as new subadvisors (each a “Subadvisor,” and collectively the “Subadvisors”) to the Fund effective September 15, 2008. Therefore, effective September 15, 2008, Veredus and Donald Smith will no longer be subadvisors to the Fund, and all references to the Subadvisors to the Fund shall now refer to Lord, Abbett, & Co., LLC (“Lord Abbett”), Skyline Asset Management, L.P. (“Skyline”), Smith Asset Management Group, LP (“Smith Group”), Westport Asset Management Inc. (“Westport”), Ranger and MDT. Ranger and MDT each manage their portion of the Fund’s portfolio using a small-cap growth strategy.

Effective September 15, 2008, the SAI is hereby amended as follows. All references to Veredus and Donald Smith as subadvisors to the Fund shall be deleted, and all references to the Subadvisors to the Fund in the SAI shall now refer to Lord Abbett, Skyline, Smith Group, Westport, Ranger and MDT. Additionally, the disclosure in the section titled “Subadvisors and Portfolio Managers of the Funds –Special Equity Fund – Donald Smith & Co., Inc. (“Donald Smith”)” on page forty-six of the SAI is hereby deleted and replaced with the following:

Federated MDTA LLC (“MDT”)

Other Accounts Managed by the Portfolio Managers

MDT has served as a Subadvisor to the Special Equity Fund since September 2008. Daniel J. Mahr, CFA and David M. Goldsmith, Ph.D. are the lead portfolio managers jointly and primarily responsible for the day-to-day management of the portion of the Special Equity Fund managed by MDT. Mr. Mahr and Mr. Goldsmith are assisted by Frederick L. Konopka, CFA, Brian M. Greenberg and Douglas K. Thunen, each of whom also serves as a portfolio manager for the Fund. Information provided below relating to other accounts managed and Fund ownership by the portfolio managers is as of June 30, 2008.

Portfolio Manager: Daniel J. Mahr, CFA
Type of Account	Number of Accounts Managed	Total Assets Managed ($ millions)	Number of Accounts Managed For Which Advisory Fee is Performance Based	Assets Managed For Which Advisory Fee is Performance Based ($ millions)
Registered Investment Companies	10	$1,047.05	None	0
Other Pooled Investment Vehicles	5	$325.8	1	$0.535
Other Accounts	54	$7,162	None	0

Portfolio Manager: David M. Goldsmith, Ph.D.
Type of Account	Number of Accounts Managed	Total Assets Managed ($ millions)	Number of Accounts Managed For Which Advisory Fee is Performance Based	Assets Managed For Which Advisory Fee is Performance Based ($ millions)
Registered Investment Companies	10	$1,047.05	None	0
Other Pooled Investment Vehicles	5	$325.8	1	$0.535
Other Accounts	54	$7,162	None	0

Portfolio Manager: Frederick L. Konopka, CFA
Type of Account	Number of Accounts Managed	Total Assets Managed ($ millions)	Number of Accounts Managed For Which Advisory Fee is Performance Based	Assets Managed For Which Advisory Fee is Performance Based ($ millions)
Registered Investment Companies	10	$1,047.05	None	0
Other Pooled Investment Vehicles	5	$325.8	1	$0.535
Other Accounts	54	$7,162	None	0

Portfolio Manager: Brian M. Greenberg
Type of Account	Number of Accounts Managed	Total Assets Managed ($ millions)	Number of Accounts Managed For Which Advisory Fee is Performance Based	Assets Managed For Which Advisory Fee is Performance Based ($ millions)
Registered Investment Companies	10	$1,047.05	None	0
Other Pooled Investment Vehicles	5	$325.8	1	$0.535
Other Accounts	54	$7,162	None	0

Portfolio Manager: Douglas K. Thunen
Type of Account	Number of Accounts Managed	Total Assets Managed ($ millions)	Number of Accounts Managed For Which Advisory Fee is Performance Based	Assets Managed For Which Advisory Fee is Performance Based ($ millions)
Registered Investment Companies	10	$1,047.05	None	0
Other Pooled Investment Vehicles	5	$325.8	1	$0.535
Other Accounts	54	$7,162	None	0

Potential Conflicts of Interest

As a general matter, certain conflicts of interest may arise in connection with a portfolio manager’s management of the Fund’s investments, on the one hand, and the investments of other accounts for which the portfolio manager is responsible, on the other. For example, it is possible that the various accounts managed could have different investment strategies that, at times, might conflict with one another to the possible detriment of the Fund. Alternatively, to the extent that the same investment opportunities might be desirable for more than one account, possible conflicts could arise in determining how to allocate them. Other potential conflicts might include conflicts created by specific portfolio manager compensation arrangements, and conflicts relating to selection of brokers or dealers to execute fund portfolio trades and/or specific uses of commissions from Fund portfolio trades (for example, research, or “soft dollars”). MDT has structured the portfolio managers’ compensation in a manner, and the Fund has adopted policies and procedures, reasonably designed to safeguard the Fund from being negatively affected as a result of any such potential conflicts.

Portfolio Manager Compensation

MDT portfolio managers are paid a fixed base salary and a variable annual incentive. Base salary is determined within a market competitive position-specific salary range, based on each portfolio manager’s experience and performance. For purposes of calculating the annual incentive amount, each mutual fund and institutional account managed by MDT is categorized as reflecting one of several designated “Strategies.” The annual incentive amount is based on current calendar year asset-weighted composite investment performance of each Strategy, which is measured on a total return basis gross of fees and expenses vs. the Strategy’s designated benchmark (i.e., with respect to the Fund’s Strategy, the Russell 2000 Index). The Fund’s portfolio managers are also the portfolio managers for other accounts in addition to the Fund. Such other accounts may be categorized as reflecting different Strategies, which may have different benchmarks. Although the performance of each Strategy composite is considered in calculating the annual incentive amount, their relative weightings differ. The performance of one of the other Strategies (which does not include the Fund in its composite performance) represents a significant portion of the calculation. The remaining Strategies are divided into two groups, with each Strategy within a group receiving equal weighting. The Strategy to which the Fund is assigned and the other Strategies in the same group receive higher weighting than Strategies in the other group. As a separate matter, pursuant to the terms of a business acquisition agreement, portfolio managers may receive additional consideration based on the achievement of specified revenue targets.

Portfolio Managers’ Ownership of the Fund

As of June 30, 2008, the Portfolio Managers did not own shares of the Special Equity Fund.

Furthermore, the disclosure in the section titled “Subadvisors and Portfolio Managers of the Funds–Special Equity Fund—Veredus Asset Management, LLC (“Veredus”)” on page forty-eight of the SAI is hereby deleted and replaced with the following:

Ranger Investment Management, L.P. (“Ranger”)

Other Accounts Managed by the Portfolio Managers

Ranger has served as a Subadvisor to the Special Equity Fund since September 2008. W. Conrad Doenges is the portfolio manager primarily responsible for the day-to-day management of the portion of the Special Equity Fund managed by Ranger. Information provided below relating to other accounts managed and Fund ownership by the portfolio manager is as of June 30, 2008.

Portfolio Manager: W. Conrad Doenges
Type of Account	Number of Accounts Managed[1]	Total Assets Managed ($ millions)	Number of Accounts Managed For Which Advisory Fee is Performance Based	Assets Managed For Which Advisory Fee is Performance Based ($ millions)
Registered Investment Companies	4	$248.3	None	$0
Other Pooled Investment Vehicles	4	$112.5	None	$0
Other Accounts	16	$430.1	3	$25.5

[1]	Other Accounts Managed includes accounts managed in a personal capacity as well as accounts managed in a professional capacity.

Potential Conflicts of Interest

Potential conflicts of interest may be presented in connection with the portfolio manager’s management of the Fund’s investments, on the one hand, and the investments of other accounts, on the other, such as conflicts of interest related to the aggregation of trades, the allocation of investment opportunities, contrary client positions and employee securities trading. Moreover, Ranger has established written policies and procedures relating to its investment management and trading practices, including its trade allocation practices, as part of Ranger’s internal controls in order to prevent such conflicts of interest from arising. These policies and procedures are contained in Ranger’s Compliance Manual, a copy of which has been provided to the Investment Manager. The Compliance Manual includes a set of policies and procedures that are designed to assure that Ranger complies with the requirements of the Investment Advisers Act of 1940, as amended, and generally requires both Ranger and its employees to deal with all clients in a fair and equitable manner. Ranger’s principals and employees are prohibited from making direct purchases or short sales of individual prohibited securities in which they have direct or indirect beneficial ownership. Ranger principals and employees may, however, be permitted to sell securities they held prior to their engagement with Ranger or may hold in the future as the result of gift, bequest, or other similar transfer, subject to approval by Ranger’s Chief Compliance Officer. In addition, Ranger maintains a Code of Ethics that is designed to prevent conflicts that such individuals may have with client securities holdings and transactions.

Portfolio Manager Compensation

Ranger provides its investment professionals, including its portfolio managers, with three forms of compensation. First, an investment professional receives a fixed base salary, which is comparable to industry standards, and a discretionary annual bonus. Second, investment professionals receive a profits interest in Ranger and/or participate in a profit-sharing pool, the distribution amount of which is a function of the firm’s profitability after all operating expenses including bonuses. Third, Ranger offers a competitive benefits package including comprehensive family health coverage, continuing education programs, and 401K matching.

The discretionary bonus is based on a variety of subjective factors, including the firm’s revenues and asset growth, overall performance of portfolios managed by the firm and the portfolio manager, the portfolio manager’s contribution to the client service function, input to the investment process and willingness to work in a team environment. Bonuses are not based on the number of securities in the Fund’s portfolio, the Fund’s individual performance or the amount of assets in the Fund.

Portfolio Manager’s Ownership of the Fund

As of June 30, 2008, the Portfolio Manager did not own shares of the Special Equity Fund.

The following information is added, and replaces references to Veredus and Donald Smith, in Appendix B under the heading “Special Equity Fund”:

Ranger Investment Management, L.P. (“Ranger”)

A copy of Ranger’s proxy voting guidelines is attached to this SAI as Appendix E.

Federated MDTA LLC (“MDT”)

A copy of MDT’s proxy voting guidelines is attached to this SAI as Appendix F.

The attachment to this Supplement titled “Ranger Investment Management, L.P. Proxy Voting Policies and Procedures” hereby replaces in its entirety Appendix E of the SAI.

The attachment to this Supplement titled “Federated Proxy Voting Policies and Procedures” hereby replaces in its entirety Appendix F of the SAI.

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Appendix E

Ranger Investment Management, L.P. Proxy Voting Policies and Procedures

PROXY VOTING

Introduction

Rule 206(4)-6 under the Advisers Act requires every investment adviser to adopt and implement written policies and procedures, reasonably designed to ensure that the adviser votes proxies in the best interest of its investors. The Rule further requires the adviser to provide a concise summary of the adviser’s proxy voting process and offer to provide copies of the complete proxy voting policy and procedures to investors upon request. Lastly, the Rule requires that the adviser disclose to investors how they may obtain information on how the adviser voted their proxies.

The Firm votes proxies for a great majority of its investors, and therefore has adopted and implemented this Proxy Voting Policy and Procedures. Any questions about this document should be directed to the CCO.

The Firm views seriously its responsibility to exercise voting authority over securities which form part of its investors’ portfolios. Proxy statements increasingly contain controversial issues involving shareholder rights and corporate governance, among others, which deserve careful review and consideration.

It is the Firm’s policy to review each proxy statement on an individual basis and to base its voting decision exclusively on its judgment of what will best serve the financial interests of the beneficial owners of the security. These beneficial owners include members of pooled investment funds for which the Firm acts as investment manager or general partner, and investor accounts for which the Firm acts as investment manager.

A number of recurring issues can be identified with respect to the governance of a company and actions proposed by that company’s board. The Firm follows internal Proxy Voting procedures (described below) that allow the Firm to vote on these issues in a uniform manner. Proxies are generally considered by the investment team members responsible for monitoring the security being voted. That person will cast his votes in accordance with this Proxy Voting Policy and procedures. Any non-routine matters are referred to the Portfolio Manager.

The Firm, in exercising its voting powers, also has regard to the statutes and rules applicable to registered investment advisors. The manner in which votes are cast by the Firm is reported to investors by delivery of this Proxy Voting Policy. In addition, the Firm will provide, upon request, a list of how each proxy was voted for an investor.

Key Proxy Voting Issues:

•	Election of Directors and Appointment of Accountants

The Firm will vote for management’s proposed directors in uncontested elections. For contested elections, the Firm votes for candidates that best serve shareholders’ interests. The Firm votes to ratify management’s appointment of independent auditors.

•	Increase Authorized Capital

The Firm votes for these proposals in the absence of unusual circumstances. There are many business reasons for companies to increase their authorized capital. The additional shares often are intended to be used for general corporate purposes, to raise new investment capital for acquisitions, stock splits, recapitalizations or debt restructurings.

•	Preference Shares

The Firm will carefully review proposals to authorize new issues of preference shares or increase the shares authorized for existing issues. The Firm recognizes that new issues of authorized preference shares can provide flexibility to corporate issuers as the shares can be issued quickly without further shareholder approval in connection with financings or acquisitions. Therefore, generally the Firm will not oppose proposals to authorize the issuance of preferred shares. The Firm will, however, scrutinize any such proposals which give the Board the authority to assign disproportionate voting rights at the time the shares are issued.

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•	Dual Capitalization, Other Preferential Voting Rights

The Firm will generally vote against proposals to divide share capital into two or more classes or to otherwise create classes of shares with unequal voting and dividend rights. The Firm is concerned that the effect of these proposals, over time, is to consolidate voting power in the hands of relatively few insiders, disproportionate to their percentage ownership of the company’s share capital as a whole. This concentration of voting power can effectively block any takeover which management opposes and dilute accountability to shareholders.

•	Merger/Acquisition

All proposals are reviewed on a case by case basis by taking the following into consideration:

-	whether the proposed acquisition price represents fair value;

-	whether shareholders could realize greater value through other means; and

-	whether all shareholders receive equal/fair treatment under the merger acquisition terms.

•	Restructuring/Recapitalization

All proposals are reviewed on a case by case basis taking the following into consideration:

-	whether the proposed restructuring/recapitalization is the best means of enhancing shareholder value; and

-	whether the company’s longer term prospects will be positively affected by the proposal.

•	Provide Director Indemnification

The Firm will vote for proposals to provide corporate indemnification for directors if consistent with all relevant laws. Corporations face great obstacles in attracting and retaining capable directors. The Firm believes such proposals will contribute to corporations’ ability to attract qualified individuals and will enhance the stability of corporate management.

•	Share Option Plans

The Firm will generally vote against proposals which authorize:

-	more than 10% of the company’s outstanding shares to be reserved for the award of share options; or

-	the award of share options to Employees and/or non-Employees of the company (for instance, outside directors and consultants) if the exercise price is less than the share’s fair market value at the date of the grant of the options and does not carry relevant performance hurdles for exercise; or

-	the exchange of outstanding options for new ones at lower exercise prices.

Shareholder Proposals - Corporate Governance Issues:

•	Majority Independent Board

The Firm will generally vote for proposals calling for a majority outside board. The Firm believes that a majority of independent directors can be an important factor in facilitating objective decision making and enhancing accountability to shareholders.

•	Executive Compensation

The Firm will generally vote against proposals to restrict Employee compensation. The Firm feels that the specific amounts and types of Employee compensation are within the ordinary business responsibilities of the Board of Directors and company management; provided, however, that share option plans meet our guidelines for such plans as set forth herein. On a case-by-case basis, the Firm will vote for proposals requesting more detailed disclosure of Employee compensation, especially if the company does not have a majority outside board.

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Potential Conflicts of Interest:

In connection with any security which is the subject of a proxy vote, the Firm will determine whether any conflict of interest exists between the Firm or its Affiliates, on the one hand, and the beneficial owners of the securities, on the other hand. If a conflict of interest is identified, the Firm will first seek to apply the general guidelines discussed above without regard to the conflict. If the guidelines discussed above do not apply, the Firm will evaluate the situation and document the issue and resolution on the Proxy Voting Exception Report (See Attachment A). The resolution may very well include notifying the beneficial owners of such conflict, describe how the Firm proposes to vote and the reasons therefore, and request the investor to provide written instructions if the investor desires the voting rights to be exercised in a different manner (which may include not voting the proxy). If an investor does not deliver contrary written instructions, the Firm will vote as indicated in its notice to investors.

Recordkeeping and Reports:

In order to comply with all applicable recordkeeping and reporting requirements, the Firm will do the following:

1.	The Firm will keep a copy of this Proxy Voting Policy and provide the same to investors upon request.

2.	The Firm will retain a copy of each proxy statement that the Firm receives regarding investor securities. A third party may be authorized to make and retain, on the Firm’s behalf, a copy of a proxy statement (provided that the Firm has obtained an undertaking from the third party to provide a copy of the proxy statement promptly upon request) or the Firm may rely on obtaining a copy of a proxy statement from the Commission’s Electronic Data Gathering, Analysis, and Retrieval (EDGAR) system.

3.	The Firm will retain a record of each vote cast by the Firm on behalf of an investor. A third party may be authorized to make and retain, on the Firm’s behalf, a record of the vote cast (provided that the Firm has obtained an undertaking from the third party to provide a copy of the record promptly upon request).

4.	The Firm will retain a copy of any document created by the Firm that was material to making a decision how to vote proxies on behalf of an investor or that memorializes the basis for that decision.

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Attachment A

Proxy Voting Exception Report

To: Tom Burson

From:

Date:

Exception or Issue	Stock Name	CUSIP

Proposed Resolution

Final Resolution

Date
Investment Team Member Signature
CCO Signature

Appendix F

FEDERATED INVESTORS, INC.

OPERATING PROCEDURES

Proxy Voting Policies and Procedures

Business Unit/Division: Investment Management

Purpose of this Procedure

To describe the proxy voting policies, practices and procedures of the Federated advisory companies in order to comply with Rule 206(4)-6 of the Investment Adviser’s Act of 1940 (the “Adviser’s Act”).

Governing Policy

Federated Equity Management Company of Pennsylvania, Federated Investment Management Company, Federated Global Investment Management Company, Federated Investment Counseling, Federated MDTA LLC, Passport Research, Ltd., and Federated Advisory Services Company (collectively, the “Advisers”) have adopted the following proxy voting policies and procedures (the “Policies and Procedures”) in compliance with Rule 206(4)-6 of the Adviser’s Act. These Policies and Procedures shall also apply to any investment company registered under the Investment Company Act of 1940 (the “1940 Act”) for which an Adviser serves as an “investment adviser” (as defined in Section 2(a)(20) of the 1940 Act), provided that the board of directors or trustees of such investment company has delegated to the Adviser authority to vote the investment company’s proxies.

GENERAL POLICY

Unless otherwise directed by a client or the board of directors or trustees of an investment company, it is the policy of the Advisers to cast proxy votes at shareholder meetings for the securities in which voting rights are held as of a record date (“Company Meetings”). The Advisers will cast proxy votes in favor of proposals that the Advisers anticipate will enhance the long-term value of the securities being voted. Generally, this will mean voting for proposals that the Advisers believe will (a) improve the management of a company, (b) increase the rights or preferences of the voted securities or (c) increase the chance that a premium offer would be made for the company or for the voted securities. Nothing in these policies shall be deemed to limit the securities that the Advisers may purchase or hold on behalf of the fund/account shareholders (“Underlying Shareholders”).

APPLICATION TO SPECIFIC PROPOSALS

The following examples illustrate how this general policy may apply to proposals submitted by a company’s board of directors (or similar governing body, the “board,” and the individuals comprising a board, the “directors”) for approval or ratification by holders of the company’s voting securities. However, whether the Advisers support or oppose a proposal will always depend on the specific circumstances described in the proxy statement and other available information.

This document contains non-public information and is not available for external distribution or restatement without the prior written approval from Federated’s Compliance Department.

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FEDERATED INVESTORS, INC.

OPERATING PROCEDURES

Corporate Governance

Generally, the Advisers will vote proxies:

•	In favor of the full slate of directors nominated in an uncontested election;

•	In favor of a proposal to require a company’s audit committee to be comprised entirely of independent directors;

•	In favor of a proposal to require independent tabulation of proxies and/or confidential voting of shareholders;

•	In favor of a proposal to reorganize in another jurisdiction, unless it would reduce the rights or preferences of the securities being voted;

•

In favor of a proposal to ratify the board’s selection of auditors, unless: (a) compensation for non-audit services exceeded 50% of the total compensation received from the company, or (b) the previous auditor was dismissed because of a disagreement with the company; and

•

In favor of a proposal to repeal a shareholder rights plan (also known as a “poison pill”) and against the adoption of such a plan, unless the plan is designed to facilitate, rather than prevent, unsolicited offers for the company.

Capital Structure

Generally, the Advisers will vote proxies:

•	Against a proposal to authorize or issue shares that are senior in priority or voting rights to the voted securities;

•

In favor of a proposal to reduce the amount of shares authorized for issuance (subject to adequate provisions for outstanding convertible securities, options, warrants, rights and other existing obligations to issue shares);

•	In favor of a proposal to grant preemptive rights to the securities being voted and against a proposal to eliminate such preemptive rights; and

•	In favor of a proposal authorizing a stock repurchase program.

Compensation and Stock Option Plans

Generally, the Advisers will vote proxies:

•	In favor of stock incentive plans (including plans for directors) that align the recipients of stock incentives with the interests of shareholders, without creating undue dilution;

•

Against proposals that would permit the amendment or replacement of outstanding stock incentives with new stock incentives having more favorable terms (e.g., lower purchase prices or easier vesting requirements); and

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OPERATING PROCEDURES

•	Against executive compensation plans that do not disclose the maximum amounts of compensation that may be awarded or the criteria for determining awards.

Corporate Transactions and Contested Elections

The Advisers will vote proxies relating to proposed mergers, purchases and sales of assets, capital reorganizations and similar transactions in accordance with the general policy, based upon the Advisers’ analysis of the terms, conditions and anticipated results of the proposed transaction. The Advisers will vote proxies in contested elections of directors in accordance with the general policy, based upon the Advisers’ analysis of the opposing slates and their proposed business strategy. When the company’s board or another party involved in a proposed transaction or change in the board submits proposals for the purpose of facilitating or impeding such transaction or change, the Advisers will cast their proxies based on their evaluation of the proposed transaction or change to the board. In these circumstances, the Advisers may vote in a manner contrary to their general practice for similar proposals made outside the context of such a proposed transaction or change in the board. For example, if the Advisers decide to vote against a proposed transaction, they may vote in favor of anti-takeover measures reasonably designed to prevent the transaction.

Shareholder Proposals

The Advisers generally vote proxies against proposals submitted by shareholders without the favorable recommendation of a company’s board. The Advisers believe that a company’s board should manage its business and policies, and that shareholders who seek specific changes should strive to convince the board of their merits or seek direct representation on the board. The Advisers intend to limit exceptions to this practice to shareholder proposals that the Advisers regard as (a) likely to result in an immediate and favorable improvement in the price of the voted security and (b) unlikely to be adopted by the company’s board in the absence of shareholder direction.

Cost/Benefit Analysis

Notwithstanding the foregoing policies and practices, the Advisers shall not vote any proxy if it is determined that the consequences or costs of voting outweigh the potential benefit to the Underlying Shareholders. For example, if a foreign market requires shareholders voting proxies to retain the voted shares until the meeting date (thereby rendering the shares illiquid), the Advisers will not vote proxies for such shares. In addition, the Advisers shall not be obligated to incur any expense to send a representative to a shareholder meeting or to translate proxy materials into English.

This document contains non-public information and is not available for external distribution or restatement without the prior written approval from Federated’s Compliance Department.

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FEDERATED INVESTORS, INC.

OPERATING PROCEDURES

As discussed in more detail in the Procedure Steps section of this document, the Adviser may employ a sub-adviser to manage some of its funds or accounts (a “Subadvised Federated Fund”). In this case, as well as in the case of funds and accounts advised by Federated MDTA LLC (a “Federated MDT Fund”), the Adviser’s investment personnel do not perform proprietary research on the securities held in the Subadvised Federated Funds or Federated MDT Funds. Therefore, the Advisers will vote the proxies of Subadvised Federated Funds and Federated MDT Funds as follows:

•	In accordance with any general guideline adopted by the Adviser with respect to issues subject to the proxies;

•

If the Advisers are directing votes for the same proxy on behalf of a non-Subadvised Federated Fund or non-Federated MDT Fund, in the same manner as the non-Subadvised Federated Fund or non-Federated MDT Fund;

•

If neither of the first two conditions apply, as recommended by a sub-adviser to the Subadvised Federated Fund or, in the case of a Federated MDT Fund, as Institutional Shareholder Services (“ISS”) is recommending; and

•	If none of the previous conditions apply, as recommended by the board.

Securities Lending Recall

The Advisers will not have the right to vote on securities while they are on loan. However, the Advisers will take all reasonable steps to recall shares prior to the record date when the meeting raises issues that the Advisers believe materially affects shareholder value, including, but not limited to, excessive compensation, mergers and acquisitions, contested elections and weak oversight by the audit committee (See Security Lending Procedures for details of how the services of Glass Lewis are used to recall securities). However, there can be no assurance that the Advisers will have sufficient notice of such matters to be able to terminate the loan in time to vote thereon.

Background / Overview

Under Rule 206(4)-6 of the Adviser’s Act, every investment adviser (as defined in Section 2(a)(20) of the 1940 Act) must “adopt and implement written policies and procedures that are reasonably designed to ensure that [investment advisers] vote client securities in the best interests of clients”. In addition, under Rule 30b1-4 of the 1940 Act, each registered investment management company must, no later than August 31st of each year, file a proxy voting record on Form N-PX for the most recent twelve-month period ending June 30th (See Form N-PX Filing procedures). These Policies and Procedures are designed to ensure that the Advisers meet the requirements of these rules.

This document contains non-public information and is not available for external distribution or restatement without the prior written approval from Federated’s Compliance Department.

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FEDERATED INVESTORS, INC.

OPERATING PROCEDURES

The Advisers have established a Proxy Voting Committee (the “Committee”) consisting of the following permanent members:

Chief Investment Officer for Global Equity

Chief Risk Officer

Director of Investment Management Administration

The permanent members may then appoint other members to the Committee as they deem necessary. The Committee will notify its clients (which shall be the Board of Trustees/Directors in the case of a registered investment company), upon request, of the identity of any members appointed to the Committee as well as changes made to the Committee membership.

A majority of the Committee will exercise all voting discretion granted to the Advisers by their clients or the investment companies that they manage in accordance with the General Policy noted above. The Committee will adopt such practices as it deems appropriate to regulate its meetings and means of directing votes, including directions authorized by voice or electronic messages.

Employment of Proxy Voting Services

The Advisers have hired ISS to obtain, vote and record proxies in accordance with the directions of the Committee. The Committee has supplied ISS with general guidelines that represent decisions made by the Committee in order to vote common proxy proposals. As the Committee believes that a shareholder vote is equivalent to an investment decision, the Committee retains the right to modify the guidelines supplied to ISS at any time or to vote contrary to the guidelines at any time in order to cast proxy votes in a manner that the Committee believes is: (i) in the best interests of the Advisers’ clients (including shareholders of the funds advised by the Advisers), and (ii) will enhance the long-term value of the securities being voted. As noted above, generally this will mean voting for proposals that the Advisers believe will (a) improve the management of a company, (b) increase the rights or preferences of the voted securities or (c) increase the chance that a premium offer would be made for the company or for the voted securities. ISS may vote any proxy as directed in the guidelines without further direction from the Committee and may make any determinations required to implement the guidelines. However, if the guidelines require case-by-case direction for a proposal, ISS shall provide the Committee with all information that it has obtained regarding the proposal and the Committee will provide specific direction to ISS. The Committee shall provide such direction in a timely manner. The Advisers have executed and delivered to ISS a limited power of attorney to cast ballots on behalf of the Advisers’ clients.

The Proxy Voting Administrator

The Committee is assisted by a Proxy Voting Administrator (and any back-up Proxy Voting Administrators who may be assigned from time-to-time) (the “Administrator”) who will be responsible for the day-to-day operations related to proxy voting, including, but not limited to:

•	interacting with ISS on the Committee’s behalf;

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restatement without the prior written approval from Federated’s Compliance Department.

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FEDERATED INVESTORS, INC.

OPERATING PROCEDURES

•	soliciting voting recommendations from the Advisers’ investment professionals, as necessary, on case-by-case items referred to the Committee by ISS;

•	bringing requests from the Advisers’ investment professionals for voting contrary to the guidelines supplied to ISS before the Committee;

•	keeping the Committee informed of any issues related to proxy voting; and

•	voting fund shares as directed by the Committee.

Procedure Steps

General Daily Processing

Federated’s Business Information Systems Department (“BISD”) shall cause ISS to receive a list of all voting securities (both domestic and international) held in portfolios managed by the Advisers, updated daily. ISS shall verify portfolio holdings (other than securities on loan) on the record date for any proxy with the custodian of the voting securities to confirm that ISS has received ballots for all such voting securities on the record date. If ISS has not received ballots for all voting securities, ISS will contact the Advisers and assist in obtaining the missing ballots from the custodian(s). ISS will vote any proposals for which it has received general instructions from the Advisers as directed.

Daily, the Administrator shall log onto https://ga.issproxy.com and search for any Company Meetings for which shares have not been voted. The Administrator will then review the Company Meeting information to determine why the shares have not been voted. If the Company Meeting research is not available and the meeting is imminent (depending on the country of origin and type of meeting this could be anywhere from 2-15 days), the Administrator will contact ISS to expedite the research. If the shares were not voted because a proposal is to be voted on a case-by-case basis, the Administrator will forward the Company Meeting information to the appropriate investment personnel of the Advisers, such as the analyst, portfolio manager or CIO depending on the circumstances, and request that they furnish a vote recommendation to the Administrator. The Administrator will then present the issue and recommendation to the Committee for its consideration. The vote recommendation may be presented to the Committee at an in-person meeting, telephonic meeting, via voicemail, via email or by any other means requested by the Committee. The Administrator shall vote on the issue as decided by the Committee.

From time-to-time a proposal for which ISS has not received a guideline instruction may appear on a ballot. In this case, the Administrator may, if similar instructions have been provided by the Committee in the past, vote on the proposal consistent with previous Committee instructions without referring the item to the Committee.

This document contains non-public information and is not available for external distribution or restatement without the prior written approval from Federated’s Compliance Department.

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FEDERATED INVESTORS, INC.

OPERATING PROCEDURES

Subadvised Federated Fund Fund Processing

When a proxy proposal requires a case-by-case vote for a security held solely by a Subadvised Federated Fund Fund, the Administrator shall contact the sub-adviser’s designee in order to obtain the sub-adviser’s vote recommendation. Once the recommendation is received, the Administrator may vote on the proposal as recommended by the sub-adviser without further direction from the Committee. The Administrator will retain copies of all documentation related to the vote as required in the paragraph of these Policies and Procedures entitled “Recordkeeping.”

MDT Fund Processing

When a proxy proposal requires a case-by-case vote for a security held solely by a Federated MDT Fund, the Administrator shall vote the shares as recommended by ISS. The Administrator will retain copies of all documentation related to the vote as required in the paragraph of these Policies and Procedures entitled “Recordkeeping.”

Micro Cap Processing

As stated above, the Committee has provided guidelines to ISS to use when voting common proxy proposals. Also as stated above, the Committee may vote contrary to those guidelines in cases where the Committee believes that in doing so, it is voting in the best interests of shareholders and in a manner that will enhance the long-term value of the securities being voted. To this end, the Committee has decided that, for companies with a market capitalization of less than $750 million (“micro cap companies”), it will vote some proxy issues utilizing a different set of guidelines. As ISS’s voting platform is unable to differentiate companies by market capitalization, the application of this alternate set of guidelines is a manual process that shall be executed by the Administrator.

On a weekly basis, the Investment Management Operations department will provide the Administrator with a list of upcoming Company Meetings from ISS that has been merged with market capitalization information from the SIRS database, which is a repository of data relating to securities held in funds and accounts managed by the Advisers. The Administrator shall review the upcoming Company Meetings and vote according to the micro cap companies guidelines as approved by the Committee. The Administrator may also provide information to the Advisers’ investment personnel, such as the analyst, portfolio manager or CIO depending on the circumstances, with regard to upcoming micro cap companies’ meetings and provide vote recommendations from the investment personnel to the Committee for consideration by the Committee.

Voting Shares of Unaffiliated Mutual Funds held by Registered Investment Companies Advised by an Adviser

Under the Investing in Other Registered Investment Companies Policy and Procedure, if Federated Funds, in the aggregate, hold 5% or more of the total outstanding voting securities of any Exchange Traded Fund (“ETF”), then the Federated Funds shall vote their shares in the same

This document contains non-public information and is not available for external distribution or restatement without the prior written approval from Federated’s Compliance Department.

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FEDERATED INVESTORS, INC.

OPERATING PROCEDURES

proportion as the vote of all other holders of the ETF. In addition, under Section 12(d)(1)(F) of the 1940 Act any registered investment company that acquires shares of an unaffiliated registered investment company must vote those shares held by it in the same proportion as the vote of all other holders of such security. For shareholder meetings held by a registered investment company, ISS will code all proxy proposals to be voted on a case-by-case basis. The Proxy Voting Administrator will review each registered investment company shareholder meeting to determine the total holdings and determine what voting requirements apply. If required, the Proxy Administrator will instruct ISS to “echo vote” which will cause the shares to be voted in the same proportion as all other holders of the registered investment company’s shares.

Form N-PX Filing

After June 30th of each calendar year, the Administrator will direct ISS to provide the annual voting records of each 1940 Act fund to Reed Smith, Federated Investors’ outside counsel. Reed Smith will provide a list of all funds required to file a Form N-PX under the 1940 Act to the Administrator for review and verification. Reed Smith will then use the reviewed list while filing the Forms N-PX to ensure that all required fund voting records are filed with the Securities and Exchange Commission prior to the August 31st deadline. This process is detailed in the Form N-PX Filing Procedure.

Conflicts of Interest

A significant business relationship between the Advisers and a company involved with a proxy vote may give rise to an apparent or actual conflict of interest. For purposes of these Policies and Procedures, a company with a “significant business relationship with the Advisers” includes: (a) any company for which an Adviser manages any investments of the company, any plan sponsored by the company or any affiliated person of the company, (b) any investment company for which an Adviser acts as an investment adviser and any affiliated person of such an investment company and (c) any company that has another form of significant business relationship with an affiliated person of the Adviser. A company that is a proponent, opponent or the subject of a proxy vote, and which to the knowledge of the Committee has a significant business relationship with the Advisers, is referred to as an “Interested Company.” The terms “affiliated person” and “investment adviser” shall be interpreted according to the definitions provided by Section 2(a) of the Investment Company Act of 1940, as amended, except that a company shall not be treated as an “affiliated person” based solely on ownership or control of outstanding voting securities unless a person owns or controls ten percent or more of the outstanding voting securities of such company.

In order to avoid concerns that the conflicting interests of the Advisers have influenced proxy votes, the Advisers will take the following steps:

1.	Any employee of the Advisers who is contacted by an Interested Company regarding proxies to be voted by the Advisers shall refer the Interested Company to a member of the Committee. Any such employee shall inform the Interested Company that the Committee has exclusive authority to determine how the Adviser will exercise its voting discretion.

This document contains non-public information and is not available for external distribution or restatement without the prior written approval from Federated’s Compliance Department.

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FEDERATED INVESTORS, INC.

OPERATING PROCEDURES

2.	Any Committee member contacted by an Interested Company shall report it to the full Committee and provide a written summary of the communication. Under no circumstances will the Committee or any member of the Committee make a commitment to an Interested Company regarding the voting of proxies or disclose to an Interested Company how the Committee has directed such proxies to be voted.

3.	If the Proxy Voting Guidelines already provide specific direction on the proposal regarding which the Interested Company contacted the Committee, the Committee shall not alter or amend such directions. If the Proxy Voting Guidelines require further direction from the Committee, the Committee shall provide such direction in accordance with the Proxy Policies, without regard for the interests of the Advisers with respect to the Interested Company.

4.	If the Committee provides any direction as to the voting of proxies relating to a proposal affecting an Interested Company, the Committee shall disclose to the clients (or, in the case of an investment company, its Board of Directors or Trustees) on behalf of whom proxies were cast:

•	That the Advisers have a significant business relationship with the Interested Company;

•	The proposals regarding which proxies were cast;

•	Any material communications between the Advisers and the Interested Company regarding the proposal; and

•	Whether the Advisers voted for or against the proposal (or abstained from voting) and the reasons for its decision.

5.	Unless otherwise directed by the client (or in the case of an investment company, its Board of Directors or Trustees) that holds shares of another investment company for which an Adviser acts as an investment adviser, the Committee will vote the client’s proxies in the same proportion as the votes cast by shareholders who are not clients of the Advisers at any shareholders meeting called by such investment company.

Recordkeeping

ISS shall maintain copies of each proxy statement received on behalf of the Advisers’ clients and a record of the vote cast on behalf of each client. ISS will provide the proxy information to the

This document contains non-public information and is not available for external distribution or restatement without the prior written approval from Federated’s Compliance Department.

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FEDERATED INVESTORS, INC.

OPERATING PROCEDURES

Advisers promptly upon request. The Committee shall keep copies of (a) any document created by an employee of the Advisers that was material to the Committee’s directions regarding how to vote proxies or that memorializes the basis for their decision (including any voting guidelines directed to ISS), (b) any written client request for information on how a client’s proxies were voted and (c) any written response to such a request (whether written or oral). All such copies shall be maintained for the time and in the manner required by Rule 204-2(e)(1) (i.e., in an easily accessible place for a period of not less than five years).

Exceptions

An Adviser may, at the request and direction of a client on behalf of whom the Adviser serves as an “investment adviser” (as defined in Section 202(a)(11) of the Adviser’s Act), employ additional voting guidelines to vote the shares held by funds and accounts advised by the Adviser in a manner required by the client. For example, the Adviser may employ ISS’s Taft-Hartley proxy voting policies in order to vote the shares held by an account or fund that has a fiduciary duty to vote its proxies consistent with AFL-CIO guidelines. This exception will always be at the request of the client and all votes will be administered by ISS. The Adviser will exercise no discretion in voting in such a case.

Key Terms, Definitions, References

None

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restatement without the prior written approval from Federated’s Compliance Department.

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FEDERATED INVESTORS, INC.

OPERATING PROCEDURES

Approved by:	/s/ J. T. Madden	Date: 06/21/07
Chief Risk Officer

Approved by:	/s/ Carol Kayworth	Date: 06/21/07
Director of Investment Management Administration

Approved by:	/s/ Anne Kruczek	Date: 06/22/07
Head of Investment Admin/Operations

Approved by:	/s/ Kenneth J. Revis	Date: 06/26/07
Chief Operations Officer – MDT

Approved by:	/s/ Deborah A. Cunningham	Date: 06/28/07
Chief Investment Officer

Approved by:	/s/ Mary Jo Ochson	Date: 06/28/07
Chief Investment Officer

Approved by:	/s/ Robert J. Ostrowski	Date: 06/28/07
Chief Investment Officer

Approved by:	/s/ Stephen F. Auth	Date: 06/29/07
Chief Investment Officer

Approved by:	/s/ John B. Fisher	Date: 07/04/07
Senior Business Unit Manager

Approved by:	/s/ Brian P. Bouda	Date: 07/06/07
Compliance

This document contains non-public information and is not available for external distribution or restatement without the prior written approval from Federated’s Compliance Department.

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